Label	Element	Value
India Internet & Ecommerce ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	India Internet & Ecommerce ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet & Ecommerce ETF (NYSE Arca Ticker: EMQQ)

FMQQ The Next Frontier Internet & Ecommerce ETF (NYSE Arca Ticker: FMQQ)

India Internet & Ecommerce ETF (NYSE Arca Ticker: INQQ)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 29, 2022 to each Fund’s currently effective summary prospectus (if applicable) and prospectus (together, the “Prospectuses”)

This supplement provides new and additional information beyond that contained in the Prospectuses for each Fund and should be read in conjunction with those documents.

Big Tree Capital LLC (“Big Tree”), the index provider to the Funds, has changed its name to EMQQ Global LLC. All references to Big Tree in each Fund’s Prospectuses are updated accordingly.

Supplement Closing [Text Block]	ck0001452937_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.